Related party transactions and key management personnel - Summary of transactions between related parties (Details) - Associates - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties
Revenue	€ 504,000	€ 1,437,000	€ 3,591,000
Expense	577,000	1,199,000	6,648,000
Nsoft
Disclosure of transactions between related parties
Revenue		824,000	1,861,000
Expense		274,000	906,000
Bayes
Disclosure of transactions between related parties
Revenue	91,000		1,730,000
Expense	189,000	775,000	€ 5,742,000
Trade payables	0	0
SportTech
Disclosure of transactions between related parties
Revenue	413,000	613,000
Expense	€ 388,000	150,000
Trade Receivables		300,000
Trade payables		€ 100,000